Note 38 - Group Entities	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
38	Group entities

Intercompany balances with holding company

	Activity of the company	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
				2024	2023	2024	2023
Caledonia Holdings Zimbabwe (Private) Limited	Services	$	Zimbabwe	100	100	(5,699)	(6,179)
Caledonia Mining Services (Private) Limited	Solar power provider	$	Zimbabwe	100	100	4,403	10,559
Fintona Investments Proprietary Limited	Dormant	ZAR	South Africa	100	100	14,860	14,860
Caledonia Mining South Africa Proprietary Limited	Procurement and services	ZAR	South Africa	100	100	(8,006)	(8,700)
Greenstone Management Services Holdings Limited	Investment holding	$	United Kingdom	100	100	(34,437)	(48,149)
Blanket Mine (1983) (Private) Limited (2)	Mining	$	Zimbabwe	64	64	(2,867)	(217)
Blanket Employee Trust Services (Private) Limited ("BETS") (1)	Employee trust	$	Zimbabwe	–	–	–	–
Motapa Mining Company UK Limited	Investment holding	$	United Kingdom	100	100	1	–
Arraskar Investments (Private) Limited	Exploration	$	Zimbabwe	100	100	–	–
Bilboes Gold Limited	Investment holding	$	Mauritius	100	100	40	–
Bilboes Holdings (Private) Limited	Gold project	$	United Kingdom	100	100	831	805
Caledonia Mining FZCO	Procurement	$	Dubai	100	100	436	61

	Activity of the company	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
				2024	2023	2024	2023
Caledonia (Connemara) (Private) Limited	Dormant	$	Zimbabwe	100	100	–	–
Caledonia (Maligreen) (Private) Limited	Dormant	$	Zimbabwe	100	100	–	–
Caledonia (Bilboes & Motapa) (Private) Limited	Dormant	$	Zimbabwe	100	100	–	–

(1) BETS and the Community Trust are consolidated as structured entities.

(2) Refer to note 5 for the effective shareholding. NCI has a 13.2% (2023: 13.2%, 2022: 13.2%) interest in cash flows of Blanket only.

Intercompany transactions with holding company

	Loans advanced/ (repaid)		Interest received		Foreign exchange profits
	2024	2023	2024	2023	2024	2023

Caledonia Holdings Zimbabwe (Private) Limited	(26)	(4)	506	508	–	–
Caledonia Mining Services (Private) Limited	(6,536)	10,016	380	543	–	–
Caledonia Mining South Africa Proprietary Limited	1,039	(3,591)	(559)	(455)	214	675
Greenstone Management Services Holdings Limited	15,356	(9,103)	(1,644)	(2,449)	–	–
Blanket Mine (1983) (Private) Limited	(2,623)	(760)	(27)	(18)	–	–
Motapa Mining Company UK Limited	1	–	–	–	–	–
Bilboes Gold Limited	40	–	–	–	–	–
Bilboes Holdings (Private) Limited	23	805	3	–	–	–
Caledonia Mining FZCO	375	61	–	–	–	–
	7,649	(2,576)	(1,341)	(1,871)	214	675